Document And Entity Information	Mar. 11, 2021
Document Information Line Items
Entity Registrant Name	Fuse Group Holding Inc.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Fuse Group Holding Inc. (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to amend its Current Report on Form 8-K, initially filed with the Securities and Exchange Commission on March 17, 2021 (the “Original 8-K”). The purpose of this Amendment is to expand the disclosure to clarify that E-Mo Biotech Holding Inc. is a start-up, development-stage company involving in vaccine, immunological treatment and diagnostic product research and development and currently has no commercial sales of vaccines, treatments, or diagnostic products. This Amendment reports events as of the filing date of the Original 8-K and does not reflect events that may have occurred subsequent to the original filing date, and except as described above, no other changes have been made to the Original 8-K.
Entity Central Index Key	0001636051
Document Period End Date	Mar. 11, 2021
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-202948
Entity Tax Identification Number	47-1017473
Entity Address, Address Line One	805 W. Duarte Rd., Suite 102
Entity Address, City or Town	Arcadia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91007
City Area Code	(626)
Local Phone Number	210-0000
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE